Cover	Oct. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2026
Entity File Number	001-41476
Entity Registrant Name	TREASURE GLOBAL INC
Entity Central Index Key	0001905956
Entity Tax Identification Number	36-4965082
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	276 5th Avenue
Entity Address, Address Line Two	Suite 704 #739
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	+6012
Local Phone Number	643 7688
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	TGL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false